Shareholders' equity and share-based payments - Dividend (Details) - € / shares	Feb. 05, 2020	Oct. 29, 2019	Jul. 24, 2019	Apr. 25, 2019
Dividend
Dividend for the 2019 fiscal year, to be submitted at shareholders' meeting (in Euros per share)	€ 2.68
Final dividend proposed by Board of Directors (in Euros per share)	€ 0.68
Percentage of increase in final dividend per share	3.00%
Dividend recognised (in Euros per share)		€ 0.68	€ 0.66	€ 0.66